Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	2024 £m	2023 £m
Raw materials and consumables	2,056	2,198
Finished goods and work in progress	2,434	2,584
Goods purchased for resale	126	156
	4,616	4,938